Finance Receivables Past Due Over 90 Days and Still Accruing (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Retail USD ($)	Mar. 31, 2011 Retail JPY (¥)	Mar. 31, 2011 Finance leases USD ($)	Mar. 31, 2011 Finance leases JPY (¥)
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables past due over 90 days and still accruing	$ 339	¥ 28,218	¥ 38,150	$ 285	¥ 23,734	$ 54	¥ 4,484